Trade and other receivables (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Allowance for doubtful accounts receivable [Abstract]
Balance at the beginning of the year	₨ 480,542	₨ 426,487
Add : Additional provision, net	371,890	433,723
Less : Bad debts written off	(372,029)	(379,668)
Balance at the end of the year	₨ 480,403	₨ 480,542